EQUITY - Schedule Of Number Of Issued And Outstanding Common Shares And Unexercised Options (Details) - shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Number of Common Shares Held by the Company	42,278,231	37,538,531	30,569,215
Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,006,195,761	955,142,841	958,773,120
Unexercised options and other share-based plans (in shares)	46,678,774	42,086,712
Total diluted shares (in shares)	1,052,874,535	997,229,553
Class A shares | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,006,110,641	955,057,721
Class B shares | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	85,120	85,120